UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
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Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AH Equity Partners II, L.L.C.
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Address: 2865 Sand Hill Road
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         Suite 101
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         Menlo Park, CA 94025
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott Kupor
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Title:   Chief Operating Officer
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Phone:   650.798.3900
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Signature, Place, and Date of Signing:

/s/ Scott Kupor                        Menlo Park, CA           February 9, 2012
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         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None
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Form 13F Information Table Entry Total:  1
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Form 13F Information Table Value Total:  $104,488
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                                           (thousands)


List of Other Included Managers:  NONE

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
                                                          FORM 13F INFORMATION TABLE

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      COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
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                                                  VALUE    SHRS OR            PUT   INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT    SH/PRN /CALL  DISCRETION   MANAGERS    SOLE     SHARED  NONE
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
Groupon, Inc.       Class A Common   399473107  $104,488   5,064,892  SH            Sole                   5,064,892  0       0
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